Leases - Right-of-use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease [Abstract]
Beginning balance	$ 4,277	$ 5,606
Changes in right-of-use assets [abstract]
Additions	802	965
Additions from business acquisition (note 4)	0	54
Depreciation	(1,860)	(2,510)
Increase (Decrease) Through Remeasurement, Right of use	(579)
Exchange rate effect	(56)	162
Ending balance	$ 2,584	$ 4,277